Commitments under leases- finance (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Commitments under leases
Less amounts representing finance charges	R (17,108)	R (1,917)
Total minimum future lease payments	7,624	1,864
Within one year
Commitments under leases
Finance lease payments	1,171	278
One to five years
Commitments under leases
Finance lease payments	3,975	1,195
More than five years
Commitments under leases
Finance lease payments	R 19,586	R 2,308